Accrued Expenses And Other Liabilities	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Accrued Expenses And Other Liabilities

Note 7. Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities were as follows (in millions of dollars):

	September 30, 2011			December 31, 2010
	Current	Non- Current	Total	Current	Non- Current	Total
Pension and postretirement benefits	$192	$6,095	$6,287	$237	$6,442	$6,679
Product warranty costs	1,149	2,113	3,262	1,187	1,984	3,171
Sales incentives	2,622	-	2,622	2,130	-	2,130
Personnel costs	554	390	944	572	431	1,003
Vehicle residual value guarantees, excluding Gold Key Lease financing	428	-	428	401	-	401
Accrued interest (1)	273	-	273	235	-	235
Income and other taxes (see Note 9)	238	144	382	933	153	1,086
Amounts due to related parties (see Note 14) (2)	326	-	326	30	-	30
Workers' compensation	81	221	302	85	224	309
Restructuring actions (see Note 15)	177	-	177	239	-	239
Other	1,688	658	2,346	1,545	727	2,272

Total	$7,728	$9,621	$17,349	$7,594	$9,961	$17,555

(1)	Includes $110 million and $215 million of accrued interest due to related parties as of September 30, 2011 and December 31, 2010, respectively. Refer to Note 14, Other Transactions with Related Parties, for additional information.
(2)	Excludes amounts due to related parties for interest which are separately discussed in (1) above.

We issue various types of contractual product warranties under which we generally guarantee the performance of products delivered for a certain period or term. The reserve for product warranties includes the expected costs of warranty obligations imposed by law or contract, as well as the expected costs for mandatory or voluntary actions to recall and repair vehicles and for buyback commitments. Estimates are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for our vehicles. The changes in accrued product warranty costs (excluding deferred revenue from separately-priced extended warranty and maintenance contracts, as well as supplier recoveries) were as follows (in millions of dollars):

	Nine Months Ended September 30,
	2011	2010
Balance at beginning of period	$3,171	$3,176
Provision for current period warranties	1,223	1,003
Adjustments to pre-existing warranties	(41)	66
Net warranty settlements	(1,090)	(1,119)
Interest accretion, translation and other adjustments	(1)	6

Balance at end of period	$3,262	$3,132

We recognized recoveries from suppliers related to warranty claims of $26 million and $31 million for the three months ended September 30, 2011 and 2010, respectively, and $92 million and $93 million during the nine months ended September 30, 2011 and 2010, respectively, which are excluded from the change in warranty costs above.

We also offer customers the opportunity to purchase separately-priced extended warranty and service contracts. In addition, in 2011, we began selling certain vehicles with a service contract included in the sales price of the vehicle. The service contract and vehicle qualify as separate units of accounting in accordance with the accounting guidance for multiple-element arrangements. Refer to Note 2, Basis of Presentation and Recent Accounting Pronouncements, for additional information. The revenue from these contracts, as well as our separately-priced extended warranty and service contracts, is recorded as a component of Deferred Revenue in the accompanying Condensed Consolidated Balance Sheets at the inception of the contract, and is recognized into revenue over the contract period in proportion to the costs expected to be incurred based on historical information. The following summarizes the changes in deferred revenue from these contracts (in millions of dollars):

	Nine Months Ended September 30,
	2011	2010
Balance at beginning of period	$829	$779
Deferred revenues for current period service contracts	414	323
Earned revenues in current period	(335)	(336)
Interest accretion, translation and other adjustments	(7)	45

Balance at end of period	$901	$811

Note 11.  Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities as of December 31 were as follows (in millions of dollars):

	2010			2009
	Current	Non- Current	Total	Current		Non- Current	Total
Pension and postretirement benefit obligations (see Note 18)	$237	$6,442	$6,679	$5,437	(a)	$7,296	$12,733
Product warranty costs	1,187	1,984	3,171	1,111		2,065	3,176
Sales incentives	2,130	-	2,130	1,763		-	1,763
Income and other taxes	933	153	1,086	975		84	1,059
Personnel costs	572	431	1,003	485		439	924
Vehicle residual value guarantees, excluding Gold Key Lease financing	401	-	401	370		-	370
Workers' compensation	85	224	309	88		246	334
Restructuring actions (see Note 21)	239	-	239	203		178	381
Accrued interest (b)	235	-	235	61		-	61
Amounts due to related parties (see Note 19) (c)	30	-	30	5		-	5
Other	1,545	727	2,272	1,614		776	2,390

Total	$7,594	$9,961	$17,555	$12,112		$11,084	$23,196

(a)	Includes the VEBA Trust Note and Membership Interests issued to the VEBA Trust, which, in total, were valued at $5,077 million, including $233 million of accrued interest. Refer to Note 18, Employee Retirement and Other Benefits, and Note 19, Other Transactions with Related Parties, for additional information.
(b)	Includes $215 million and $40 million of accrued interest due to related parties as of December 31, 2010 and 2009, respectively. Refer to Note 19, Other Transactions with Related Parties, for additional information.
(c)	Excludes amounts due to related parties which are separately discussed in (a) and (b) above.

We issue various types of contractual product warranties under which we generally guarantee the performance of products delivered for a certain period or term. The reserve for product warranties includes the expected costs of warranty obligations imposed by law or contract, as well as the expected costs for policy coverage, recall actions and buyback commitments. Estimates are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line. The changes in accrued product warranty costs (excluding deferred revenue from separately priced extended warranty and maintenance contracts, as well as supplier recoveries) were as follows (in millions of dollars):

	Year Ended December 31, 2010	Period from June 10, 2009 to December 31, 2009
Balance at beginning of period	$3,176	$3,513
Provision for current period warranties	1,342	556
Adjustments to pre-existing warranties	123	(41)
Net warranty settlements	(1,497)	(891)
Interest accretion, translation and other adjustments	27	39

Balance at end of period	$3,171	$3,176

During the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009, we recognized recoveries from suppliers related to warranty claims of $120 million and $95 million, respectively, which are excluded from the change in warranty costs above.

We also offer customers the opportunity to purchase separately priced extended warranty and maintenance contracts. The revenue from these contracts is recorded as a component of Deferred Revenue in the accompanying Consolidated Balance Sheets at the inception of the contract and is recognized into revenue over the contract period in proportion to the costs expected to be incurred based on historical information. The following summarizes the changes in deferred revenue from these contracts (in millions of dollars):

	Year Ended December 31, 2010	Period from June 10, 2009 to December 31, 2009
Balance at beginning of period	$779	$782
Deferred revenues for current period service contracts	433	224
Earned revenues in current period	(444)	(270)
Interest accretion, translation and other adjustments	61	43

Balance at end of period	$829	$779

Note 10.  Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities were as follows (in millions of dollars):

	June 9, 2009			December 31, 2008
	Current	Non- Current	Total	Current	Non- Current	Total
Pension and postretirement benefit obligations (See Note 16)	$4,002	$11,702	$15,704	$237	$15,498	$15,735
Product warranty costs	1,340	2,019	3,359	1,479	2,271	3,750
Sales incentives	1,862	-	1,862	3,032	140	3,172
Income and other taxes (See Note 14)	618	610	1,228	1,101	567	1,668
Personnel costs	606	271	877	582	427	1,009
Restructuring actions (See Note 21)	635	215	850	1,357	735	2,092
Residual value guarantees, excluding Gold Key Lease financing	438	-	438	1,042	-	1,042
Workers' compensation	83	278	361	93	264	357
Accrued interest	177	-	177	80	-	80
Amounts due to related parties (See Note 19)	32	-	32	966	-	966
Other	1,708	866	2,574	2,126	957	3,083

	$11,501	$15,961	$27,462	$12,095	$20,859	$32,954

Less: Liabilities subject to compromise (a)	(7,114)	(10,652)	(17,766)	-	-	-

Total	$4,387	$5,309	$9,696	$12,095	$20,859	$32,954

(a)	As of June 9, 2009, and in connection with the Chapter 11 Proceedings, certain liabilities are classified as subject to compromise. See Note 11, Liabilities Subject to Compromise, for further discussion.

The Company issues various types of contractual product warranties under which it generally guarantees the performance of products delivered for a certain period or term. The accrued liability for product warranties includes the expected costs for legally and contractually obligated warranties, as well as the expected costs for policy coverage, recall actions and buyback commitments. The changes in accrued product warranty costs (excluding deferred revenue from extended, separately priced product warranties and supplier recoveries) were as follows (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009	Year Ended December 31, 2008
Balance at beginning of period	$3,750	$4,243
Provision for current period warranties	359	1,858
Adjustments to pre-existing warranties	(50)	(213)
Net warranty settlements	(791)	(2,114)
Interest accretion, translation and other adjustments	91	(24)

Balance at end of period	$3,359	$3,750

During the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, the Company received reimbursements from suppliers related to warranty claims of $47 million and $199 million, respectively, which are excluded from the change in warranty costs above.

The Company also offers customers the opportunity to purchase separately priced extended warranty and maintenance contracts. The revenue from these contracts is recorded as a component of Deferred Revenue in the accompanying Consolidated Balance Sheets at the inception of the contract and is recognized into income over the contract period in proportion to the costs expected to be incurred based on historical information. The following summarizes the changes in deferred revenue from these contracts (in millions of dollars):

	Period from January 1, 2009 to June 9, 2009	Year Ended December 31, 2008
Balance at beginning of period	$1,078	$1,096
Deferred revenues for current period service contracts	193	562
Earned revenues in current period	(208)	(541)
Interest accretion, translation and other adjustments	13	(39)

Balance at end of period	$1,076	$1,078